Securities - Expected Maturity for Debt Securities, Available-for-Sale (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amortized Cost
One Year or Less	$ 105,665	$ 68,159	$ 70,129
One to Five Years	463,737	570,231	584,396
Five to Ten Years	615,595	649,590	612,005
After Ten Years	217,603	218,673	270,890
Amortized Cost	1,402,600	1,506,653	1,537,420	$ 1,589,255
Fair Value
One Year or Less	102,003	66,192	68,449
One to Five Years	438,142	544,784	554,122
Five to Ten Years	538,874	577,651	538,804
After Ten Years	173,171	174,158	210,382
Fair value	1,252,190	1,362,785	1,371,757	1,605,681
U.S. Treasuries and government agencies
Amortized Cost
One Year or Less	29,711	0	0
One to Five Years	40,637	59,546	39,854
Five to Ten Years	127,244	138,329	158,300
After Ten Years	0	0	0
Amortized Cost	197,592	197,875	198,154	185,085
Fair Value
One Year or Less	28,835	0	0
One to Five Years	35,757	55,500	37,439
Five to Ten Years	110,805	122,919	137,554
After Ten Years	0	0	0
Fair value	175,397	178,419	174,993	184,441
Obligations of states and municipalities
Amortized Cost
One Year or Less	370	370	5,235
One to Five Years	12,935	10,947	1,563
Five to Ten Years	317,052	332,562	277,320
After Ten Years	207,837	204,017	266,472
Amortized Cost	538,194	547,896	550,590	651,000
Fair Value
One Year or Less	370	370	5,246
One to Five Years	11,884	10,204	1,529
Five to Ten Years	279,357	296,965	240,753
After Ten Years	164,251	160,823	206,379
Fair value	455,862	468,362	453,907	665,567
Residential mortgage backed - agency
Amortized Cost
One Year or Less	42	42	42
One to Five Years	23,836	33,446	34,100
Five to Ten Years	23,462	23,503	23,741
After Ten Years	0	0	0
Amortized Cost	47,340	56,991	57,883	63,568
Fair Value
One Year or Less	42	42	42
One to Five Years	22,857	32,561	33,128
Five to Ten Years	19,091	20,067	19,891
After Ten Years	0	0	0
Fair value	41,990	52,670	53,061	62,787
Residential mortgage backed - non-agency
Amortized Cost
One Year or Less	58,019	32,336	28,203
One to Five Years	160,253	209,368	265,190
Five to Ten Years	95,481	92,763	68,172
After Ten Years	9,766	14,656	4,418
Amortized Cost	323,519	349,123	365,983	245,794
Fair Value
One Year or Less	55,532	31,027	27,182
One to Five Years	150,656	198,301	247,662
Five to Ten Years	80,996	78,487	60,448
After Ten Years	8,920	13,335	4,003
Fair value	296,104	321,150	339,295	244,308
Commercial mortgage backed - agency
Amortized Cost
One Year or Less	196	233	415
One to Five Years	31,090	52,796	56,622
Five to Ten Years	6,272	6,380	4,773
After Ten Years	0	0	0
Amortized Cost	37,558	59,409	61,810	78,830
Fair Value
One Year or Less	196	232	414
One to Five Years	29,955	51,524	54,960
Five to Ten Years	5,935	6,076	4,559
After Ten Years	0	0	0
Fair value	36,086	57,832	59,933	78,883
Commercial mortgage backed - non-agency
Amortized Cost
One Year or Less	8,562	32,882	32,979
One to Five Years	158,575	152,507	153,572
Five to Ten Years	5,149	5,153	5,158
After Ten Years	0	0	0
Amortized Cost	172,286	190,542	191,709	170,048
Fair Value
One Year or Less	8,367	32,283	32,400
One to Five Years	151,823	146,728	146,812
Five to Ten Years	4,117	4,214	4,087
After Ten Years	0	0	0
Fair value	164,307	183,225	183,299	172,204
Asset-backed
Amortized Cost
One Year or Less	8,765	2,296	3,255
One to Five Years	36,411	51,621	33,495
Five to Ten Years	31,435	41,400	65,041
After Ten Years	0	0	0
Amortized Cost	76,611	95,317	101,791	192,930
Fair Value
One Year or Less	8,661	2,238	3,165
One to Five Years	35,210	49,966	32,592
Five to Ten Years	30,608	40,395	62,869
After Ten Years	0	0	0
Fair value	74,479	92,599	98,626	195,525
Other
Amortized Cost
One Year or Less	0	0	0
One to Five Years	0	0	0
Five to Ten Years	9,500	9,500	9,500
After Ten Years	0	0	0
Amortized Cost	9,500	9,500	9,500	2,000
Fair Value
One Year or Less	0	0	0
One to Five Years			0
Five to Ten Years	7,965	8,528	8,643
After Ten Years	0	0	0
Fair value	$ 7,965	$ 8,528	$ 8,643	$ 1,966